Income Taxes	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Income Taxes

There is no current or deferred income tax expense or benefit for the years ended December 31, 2010 and 2009.

The provision for income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The items causing this difference are as follows:

	Year ended December 31,
	2010	2009
Tax benefit at U.S. statutory rate	$(487,000)	$(2,420,000)
State income tax benefit, net of federal benefit	(52,000)	(258,000)
Effect of non-deductible expenses	1,000	1,000
Employee stock-based compensation	221,000	536,000
Change in warrant valuation	(210,000)	1,269,000
Other adjustments	154,000	994,000
Change in valuation allowance	373,000	(132,000)

	$—	$—

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2010	2009
Deferred tax assets (liabilities), current:
Bonus payable	$108,300	$108,300
Accrued deferred compensation payable	428,300	386,300
Stock warrant consideration and other	84,000	49,100
Deferred license revenue	30,900	32,400
Valuation allowance	(651,500)	(576,100)

	$—	$—

Deferred tax assets (liabilities), noncurrent:
Deferred license revenue	$48,100	$77,400
Depreciation	3,400	3,400
Net operating loss carryforwards	7,644,600	7,261,000
Valuation allowance	(7,596,100)	(7,341,800)

	$—	$—

As of December 31, 2010 and 2009, the Company had federal and state net operating loss carry-forwards totaling approximately $20,100,000 and $21,400,000, respectively, which begin expiring in 2012. The Company has established a valuation allowance to fully reserve all deferred tax assets at December 31, 2010 and 2009 because it is more likely than not that the Company will not be able to utilize these assets.

As of December 31, 2010, the Company has not performed an IRC Section 382 study to determine the amount, if any, of its net operating losses that may be limited as a result of the ownership change percentages during 2010. However, the Company will complete the study prior to the utilization of any of its recorded net operating losses.